Trade account receivables (Details) - Schedule of expected credit loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Schedule of expected credit loss [Abstract]
Balance at beginning	$ (90,164)	$ (9,083)	$ (13,640)
Expected credit loss	(269,595)	(198,495)	(46,260)
Specific credit loss			(11,367)
Amounts written off	237,928	117,414	62,184
Foreign currency translation	39
Balance at ending	$ (121,792)	$ (90,164)	$ (9,083)